SUBSEQUENT EVENT	6 Months Ended	9 Months Ended
	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019
SUBSEQUENT EVENT
NOTE 13 - SUBSEQUENT EVENT

On February 28, 2019, the Company closed a private placement and issued 707,830 common stock for gross proceeds of $16,108 (CAD$21,235).

On September 27, 2019, the Company issued 8,000,000 common stock to acquire 100% interest of Common Design Limited of Hong Kong (“Common Design”) as its wholly subsidiary. Common Design is a start-up wholesale clothing supplier, established on April 10, 2019 in Hong Kong, specializing in the supply and trading of niche apparel for distribution to markets worldwide. With operating headquarter located in Hong Kong, Common Design designs, sources, and markets a diverse portfolio of dress up, casual and athletic apparel products to its global clients, while maintaining close relationships with its suppliers and manufacturers to ensure competitive pricing and quality management.

In accordance with ASC 855-10 management has performed an evaluation of subsequent events from September 30, 2020 through the date the financial statements were issued and has determined that it does not have any material subsequent events to disclose in these financial statements.

In accordance with ASC 855-10 management has performed an evaluation of subsequent events from December 31, 2019 through the date the financial statements were issued and has determined that it does not have any material subsequent events to disclose in these financial statements.